October 18, 2013

DREYFUS INTERNATIONAL FUNDS, INC.

- DREYFUS EMERGING MARKETS FUND

Supplement to Statement of Additional Information dated

January 1, 2013, as revised or amended March 1, 2013, April 1, 2013, May 1, 2013, May 14, 2013, July 1, 2013, July 15, 2013 and October 1, 2013

The following information supersedes and replaces the information contained in the column entitled Prospectus Date of the fund's Statement of Additional Information:

Fund	Abbreviation	Share Class/Ticker	Fiscal Year End	Prospectus Date

Dreyfus International Funds, Inc.	DILF
Dreyfus Emerging Markets Fund	DEMF	Class A/DRFMX	May 31st	October 1st
Class C/DCPEX
Class I/DRPEX
Class Y/DYPEX

GRP2-SAISTK-1013-2